Fees Summary	May 19, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 43,125,000.00
Previously Paid Amount	4,764.45
Total Fee Amount	5,955.56
Total Offset Amount	0.00
Net Fee	$ 1,191.11